ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 2,838,966	$ 388,937	¥ 1,554,583	¥ 913,277
Short-term investments	362,195	49,621	1,586,005
Prepayments and other current assets, net	193,448	26,502	208,082
Property and equipment, net	878,817		337,212
TOTAL ASSETS	5,989,611	820,573	5,662,543
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	516,726	70,791	498,324
TOTAL LIABILITIES	2,057,880	281,927	1,800,225
Shareholders' equity
Additional paid-in capital	7,577,113	1,038,060	7,423,862
Subscription receivables	(292,721)	(40,103)	(292,721)
Accumulated other comprehensive income	56,975	7,806	38,440
Accumulated deficit	(3,409,725)	(467,130)	(3,307,349)
Total shareholders' equity	3,931,731	538,646	3,862,318	¥ (3,145,177)	¥ (2,490,670)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,989,611	820,573	5,662,543
Class A
Shareholders' equity
Ordinary shares	19	3	19
Class B
Shareholders' equity
Ordinary shares	70	10	67
Parent company | Reportable legal entities
ASSETS
Cash and cash equivalents	1,056,383	144,724	363,778
Short-term investments	0	0	581,962
Prepayments and other current assets, net	4,100	562	8,005
Investments in subsidiaries	2,915,337	399,400	2,929,800
Property and equipment, net	0	0	5
TOTAL ASSETS	3,975,820	544,686	3,883,550
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to subsidiaries	¥ 8,997	$ 1,233	¥ 14,024
Other Liability, Related Party [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember	srt:SubsidiariesMember
Accrued expenses and other current liabilities	¥ 35,092	$ 4,807	¥ 7,208
TOTAL LIABILITIES	44,089	6,040	21,232
Shareholders' equity
Additional paid-in capital	7,577,113	1,038,060	7,423,862
Subscription receivables	(292,721)	(40,103)	(292,721)
Accumulated other comprehensive income	56,975	7,806	38,440
Accumulated deficit	(3,409,725)	(467,130)	(3,307,349)
Total shareholders' equity	3,931,731	538,646	3,862,318
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,975,820	544,686	3,883,550
Parent company | Reportable legal entities | Class A
Shareholders' equity
Ordinary shares	19	3	19
Parent company | Reportable legal entities | Class B
Shareholders' equity
Ordinary shares	¥ 70	$ 10	¥ 67